Income Per Share	12 Months Ended
Dec. 31, 2025
Income Per Share
Income Per Share
22.	Income Per Share

Basic net income per share is computed using the weighted average number of the common shares outstanding during the year.

For diluted income per share, the Company uses the treasury stock method for options, assuming the issuance of common shares, if dilutive, resulting from the exercise of options.

The calculations of basic and diluted income per share attributable to the parent company were (figures are in thousands of USD):

	Year Ended December 31,
	2025	2024	2023
Numerator:
Net income attributable to the parent company’s common shareholders - Basic and Diluted	$42,838	29,979	37,658
Denominator:
Weighted average ordinary shares outstanding - Basic	30,170,702	30,184,513	30,185,702
Dilutive effects of stock options	—	—	3,719
Denominator for dilutive income per share - Diluted	30,170,702	30,184,513	30,189,421
Net income per share attributable to the parent company’s common shareholders
Basic	1.42	0.99	1.25
Diluted	1.42	0.99	1.25

As of December 31, 2025, 2024 and 2023, the exercise prices for 7,500, 15,000 and 22,500 outstanding stock options were above the weighted average market price of the Company’s ordinary shares during the year ended December 31, 2025, 2024 and 2023, respectively. Therefore, these stock options were excluded from the calculation of the diluted income per share for the corresponding periods presented.